7. Income Taxes (Details - Reconciliation) - USD ($)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016 [1]
Income Taxes
Profit/(loss) before tax from continuing operations		$ 1,335,606	$ (2,758,561)	$ (427,636)
Income tax expense/(benefit)		372,634	(769,639)	(134,278)
Effect of (income)/expenses that are exempt from taxation		(160,645)	0	9,795
Effect of expenses that are not deductible in determining taxable profit		82,003	235,350	180,042
Effect of unused tax losses and tax offsets not recognized as deferred tax assets		(300,335)	746,964	136,125
Effect of previously unrecognized and unused tax losses and deductible temporary differences now recognized as deferred tax assets		0	(28,760)	(34,200)
Effect of new tax rule in fiscal unit	[2]	1,220	6,614	(48,284)
Effect of prior year taxes		(20,985)	(14,227)	6,663
Effect of future change of fiscal aliquota*** on deferred taxes (previous years)	[3]	0	0	(261,115)
Effect of future change of fiscal aliquota on deferred taxes (generated in 2016)		0	0	18,258
Effect of sale of investment properties		428,644	0	0
Others		(83,871)	(1,796)	39,054
Income tax expense/(benefit) recognized in profit or loss relating to continuing operations (current & deferred)		$ 318,665	$ 174,506	$ (87,939)

[1]	Restated for discontinued operations (see note 9 - Discontinued Operations)
[2]	During 2016, the Italian fiscal authority issued a new tax rule beginning in the fiscal year ended December 31, 2015 and continuing through 2018 allowing utilization of fiscal unit structure in tax reporting to offset and utilize operating losses amongst subsidiaries with common ownership, resulting in tax benefits to the Group.
[3]	Aliquota is the combined total tax rate of IRES and IRAP (see note 8 - Deferred Taxes).